(7) Debt Obligations: Schedule of Maturities of Long-term Debt (Tables) (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Tables/Schedules
Schedule of Maturities of Long-term Debt
Fiscal Year	Total
2013	$ 634,218
2014	154,142
2015	95,190
2016	24,536
2017	6,919
Thereafter	169,163
Total	$ 1,084,168